Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Key Revenues Streams

Key revenues streams are as below:

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Insurance transaction services income	1,626,435	1,340,410
SaaS and technical service income	12,000	6,303
Others	551	1,939
Total	1,638,986	1,348,652